UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

  (Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Frontier MicroCap Fund

(Formerly the Frontier Equity Fund)

March 31, 2005

The Frontier MicroCap Fund

Schedule of Investments
March 31, 2005 (Unaudited)
Quantity	Security Description	Current Price	% of Net Assets

COMMON STOCK
Banking & Finance
300	Track Data Corp.*	$ 783
5,000	Vfinance, Inc.	1,700
7,200	Cvf Technologies Corp.	2,736
5,000	Global Axcess Corp.	1,600
352	Financial Telecomm LTD	46
4,000	Harcourt Companies, Inc.	480
200	Eplus, Inc.	2,334
		9,679	2.09%
Business Services
1,000	North American Tech Group	490
3,000	Kolorfusion Intl, Inc.	450
4,000	Ableauctions.com, Inc.	2,320
1,000	Adstar, Inc.	820
15,000	Datalogic International	5,250
1,500	Digital Generation Systems	1,935
20,000	Global Network, Inc.	200
85	Healthnostics, Inc.	7
300	Lionbridge Technologies	1,707
500	Online Resources Corp.	4,405
600	24/7 Real Media, Inc.	1,950
		19,534	4.21%
Communications Equipment & Services
300	City Telecom (Hk) Ltd.*	957
3,500	Distinctive Devices, Inc.	2,415
50,000	Epicus Comms Group, Inc.	35
8,000	Globalnet Corp.	30
7,000	Phone 1Globalwide, Inc.	2,660
2,000	Provo International, Inc.	120
1,000	Zi Corp.	4,030
400	Wave Rider Communications, Inc.	28
25,000	Hop-On.Com	15
2,000	Isecuretrac Corp.	470
100	Proxim Corp.	82
10,000	Sentry Technology	1,500
2,000	Teraforce Technology Corp.	180
2,000	Tii Network Technologies	3,860
1,000	Multiband Corp.	1,450
7,000	Newmarket Technology, Inc.	3,500
19,000	5G wireless Communications, Inc.	228
10,000	ARC Wireless Solutions, Inc.	1,470
85,000	Nighthawk Systems, Inc.	13,600
700	Raindance Communications, Inc.	1,757
500	Wpcs International, Inc	2,975
		41,362	8.92%
Computer Communications Equipment
2,000	Lantronix, Inc.	3,700
5,000	Viseon, Inc.	6,450
10,000	Telenetics Corp.	720
1,000	Westell Tech, Inc.	5,510
		16,380	3.53%
Computers & Technology
4,000	Communication Intelligence Corp.	1,640
1,500	Alanco Technologies, Inc.	1,725
2,000	Exabyte Corp.	520
300	Interlink Electronics	1,944
3,500	Mitek Systems, Inc.	2,870
300	Sigma Designs	3,186
		11,885	2.56%
Computer Software
300	Captiva Software Corp.	3,249
36,700	Clancy Systems International, Inc.	661
2,000	Egames, Inc.	1,680
100,000	Mycom Group, Inc.	2,500
5,000	Forlink Software Corp.	900
5,671	H Quotient, Inc.*	2,552
1,000	Internet America	1,010
5,000	Pharsight Corp.	8,500
600	Quovadx, Inc.	1,854
500	Scansoft, Inc.	1,860
700	Us Dataworks, Inc.	455
2,500	Virtgame Corp.	650
		25,871	5.58%
Consumer Durables
1,333	AHPC Holdings, Inc.	5,265
500	Action Products International, Inc.	1,450
15,000	Cygne Designs	4,800
900	Digital Video Systems, Inc.	2,043
8,000	Mad Catz Interactive, Inc.	12,960
10,000	Sls International, Inc.	24,600
500	Forward Industries, Inc.	6,495
		57,613	12.43%
Consumer Non-Durables
1,000	Transglobe Energy Corp.	6,410
4,000	New Dragon Asia Corp.	3,360
1,500	Jones Soda Co.	8,400
250	Biolase Technology, Inc.	2,125
		20,295	4.38%
Consumer Services
400	Princeton Review, Inc.	2,204
2,000	Stonepath Group, Inc.	2,160
600	Ventiv Health Inc. Wi	13,800
500	Angelciti Entertainment	605
4,000	Insynq Inc. Nev	12
4,000	OBN Holdings, Inc.	1,680
500	Midas Entertainment, Inc.	4,150
		24,611	5.31%
Electronic & Electrical Equipment
500	Socket Communications, Inc.	745	0.16%

Healthcare & Pharmaceuticals
2,000	American Shared Hospital Services	10,900
600	Cardiotech International, Inc.	1,140
240	Diomed Holdings, Inc.	953
45,000	Egene, Inc.	45,000
7,500	Eye Dynamics, Inc.	2,475
1,000	Implant Sciences Corp.	5,950
1,500	Icoria, Inc.	525
900	Memry Corp.	1,611
500	Cardiac Science, Inc.	575

Healthcare & Pharmaceuticals (continued)
5,000	Dynatronics Corp.	8,750
1,000	Plc Systems, Inc.	530
1,000	Rockwell Medical Tech	3,280
6,000	Sontra Medical Corp.	6,960
1,000	Cyanotech Corp.	1,220
10,000	Molecular Imaging Corp.	350
4,000	Alpha Pro Technology Ltd.	8,080
2,000	Emergency Filtration Product	900
500	Axm Pharma, Inc	1,370
250	Collagenex Pharmaceuticals	1,168
25,000	Provectus Pharmaceutical	17,500
2,000	Questcor Pharmaceutical	1,220
1,986	Photomedex, Inc.	5,342
1,000	Pro-Dex, Inc.	2,730
800	Paincare Holdings, Inc.	4,000
		132,529	28.59%
Industrial
5,000	Arotech Corp.	6,950
500	Amerigon, Inc.	2,080
200	API Electronic Group, Inc.	950
2,000	Diasys Corp.	1,040
1,200	Puradyn Filter Technologies, Inc.	1,188
3,000	Smartire Systems, Inc.	83
965	Bovie Medical Corp.	2,268
200	Cpi Aerostructures, Inc.	1,980
		16,539	3.57%
Precious Metal
3,000	Lj International, Inc.	8,040
290,000	United Specialties, Inc.	87
2,000	Caledonia Mining Corp.	196
1,000	Richmont Mines, Inc.	3,410
		11,733	2.53%
Radio & Tv Broadcasting & Communications Equipment
500	Globecomm Systems, Inc.	2,975
5,000	Industries International	350
333	P-Com, Inc.	43
2,000	Sonic Foundry, Inc.	2,960
1,000	Wegener Corp.	1,880
		8,208	1.77%
Retail
3,000	Iparty Corp.	2,280	0.49%

Semiconductors & Related Devices
500	Conexant Systems, Inc.	750
1,000	Dpac Tech Corp.	460
2,000	Emagin Corp.	1,820
300	Evergreen Solar, Inc.	2,121
500	Srs Labs, Inc.	1,995
		7,146	1.54%
Services-Commercial Physical & Biological Research
500	Commonwealth Biotechnology	1,925
40,000	Dnaprint Genomics	252
		2,177	0.47%
Services-Computer
3,000	Braintech Inc New	2,460
1,500	Netwolves Corp.	870
200	Sonic Solutions, Inc.	3,010
20,000	Voxware, Inc.	1,200
300	Evolving Systems, Inc.	804
500	Mind Cti Ltd.*	1,945
3,000	English Language Learning	300
3,000	Ilinc Communications, Inc.	1,110
4,000	Usurf America, Inc.	312
		12,011	2.59%
Technology
2,000	Cybersource Corp.	10,300
2,000	Eternal Technologies Group	920
8,000	Tegal Corp.	11,440
1,000	Autoimmune, Inc.	1,000
300	Frequency Electronics, Inc.*	3,198
1,000	Wireless Telecom Group*	2,600
1,000	Tvi Corp.	4,930
		34,388	7.42%

TOTAL COMMON STOCK		$454,986	98.16%

Short-Term Investments
99	First American Treasury Obligations Cl. A rate: 1.85%	$ 99	0.03%

	TOTAL INVESTMENTS	$455,085	98.19%

	Other assets less liabilities	8,410	1.81%

	NET ASSETS	$463,495	100.00%

* Non Income producing

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The Frontier MicroCap Fund

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

Assets:
Investment Securities at Market Value (Cost - $689,838)	$ 455,085
Dividends and Interest	92
Securities Sold	12,348
Total Assets	467,525
Liabilities
Accrued Expenses	4,030
Total Liabilities	4,030
Net Assets	$ 463,495
Net Assets Consist of:
Paid In Capital	1,369,700
Accumulated Undistributed Net Investment Loss	(21,484)
Accumulated Realized Gain (Loss) on Investments - Net	(649,968)
Unrealized Depreciation in Value
of Investments Based on Cost - Net	(234,753)
Net Assets, for 1,900,643 Shares Outstanding	$ 463,495
(80,000,000 shares authorized at $.01 par value)
Net Asset Value and Redemption Price
Net Asset Value Per Share ($463,495/1,900,643 shares)	$ 0.24

Maximum offering price per share (net asset value plus sales charge of 4.50%)	$ 0.27

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Statement of Operations
For the six months ended March 31, 2005 (Unaudited)

Investment Income
Interest	$ 12
Dividends	410
Total Investment Income	$ 422
Expenses
Advisory Fees (Note 4)	2,541
Legal fees	2,900
Custody fees	1,725
Audit fees	6,250
Transfer agent and fund accounting fees	5,801
Trustee fees	4,160
Registration fees	1,995
Printing and postage expense	541
Insurance	768
Other fees	766
Total Expenses	27,447
Less Advisory Fees Waived (Note 4)	(2,541)
Less Fees Waived by Servicer (Note 5)	(3,000)
Net Expenses	$ 21,906

Net Investment Loss	(21,484)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	39,312
Change in Net Unrealized Appreciation (Depreciation) on Investments	48,326
Net Realized and Unrealized Gain (Loss) on Investments	87,638

Net Increase (Decrease) in Net Assets from Operations	$ 66,154

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Statements of Changes in Net Assets
	(Unaudited)
	10/1/2004	10/1/2003
	to	to
	3/31/2005	9/30/2004
From Operations:
Net Investment Income/(Loss)	$(21,484)	$(76,862)
Net Realized Gain (Loss) on Investments	39,312	91,718
Change in Unrealized Appreciation (Depreciation)	48,326	(183,363)
Increase (Decrease) in Net Assets from Operations	$ 66,154	$ (168,507)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	0	785,595
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(89,452)	(294,261)
Net Increase/(Decrease) from Capital Share Transactions	$(89,452)	$491,334

Net Increase (Decrease) in Net Assets	(23,298)	322,827
Net Assets at Beginning of Period	486,793	163,966
Net Assets at End of Period (including accumulated undistributed net	$463,495	$486,793
investment income of $0 and $0, respectively)

Share Transactions:
Issued	0	2,746,323
Reinvested	0	0
Redeemed	(362,166)	(1,131,599)
Net increase (decrease) in shares	(362,166)	1,614,724
Shares outstanding beginning of period	2,262,809	648,085
Shares outstanding end of period	1,900,643	2,262,809

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Financial Highlights	(Unaudited)
Selected data for a share of common stock outstanding throughout	10/1/2004	10/1/2003	10/1/2002	10/1/2001	10/1/2000	10/1/1999
the period:	to	to	to	to	to	to
	3/31/2005	9/30/2004	9/30/2003	9/30/2002	9/30/2001	9/30/2000
Net Asset Value -
Beginning of Period	$ 0.22	$ 0.25	$ 0.65	$ 1.03	$ 3.23	$ 2.79
Net Investment Income/(Loss) *	(0.01)	(0.03)	(0.39)	(0.49)	(0.54)	(0.66)
Net Gains or Losses on Securities
(realized and unrealized)	0.03	0.00	(0.01)	0.11	(1.66)	1.10

Total from Investment Operations	$ 0.02	$(0.03)	$(0.40)	$(0.38)	$(2.20)	$ 0.44

Net Asset Value -
End of Period	$ 0.24	$ 0.22	$ 0.25	$ 0.65	$ 1.03	$ 3.23

Total Return **	9.09%	(12.00)%	(61.54)%	(36.89)%	(68.11)%	15.77%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$463	$487	$164	$87	$194	$785

Before waivers
Ratio of Expenses to Average Net Assets ***	5.39%	11.41%	113.21%	43.24%	33.02%	16.55%
Ratio of Net Income (Loss) to Average Net Assets ***	(4.22)%	(11.31)%	(113.21)%	(43.24)%	(33.00)%	(16.54)%
After waivers
Ratio of Expenses to Average Net Assets ***	4.30%	10.47%	102.44%	42.26%	32.02%	15.55%
Ratio of Net Income (Loss) to Average Net Assets ***	(4.22)%	(10.37)%	(102.44)%	(42.26)%	(32.00)%	(15.54)%

Portfolio Turnover Rate ***	0.61%	78.57%	25.39%	51.33%	72.68%	82.66%

* Per share data based on average shares.
* * Based on Net Asset Value Per Share. The Fund's sales charge is not reflected in total return on this table.
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized

The accompanying notes are an integral part of the financial statements.

THE FRONTIER MICROCAP FUND

EXPENSE EXAMPLE

MARCH 31, 2005

As a shareholder of the Frontier MicroCap Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 through March 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	10/1/2004	3/31/2005	10/1/2004 to 3/31/2005

Actual	$1,000.00	$687.50	$35.45
Hypothetical (5% Annual
return before expenses)	$1,000.00	$983.05	$41.66

* Expenses are equal to the Fund's annualized expense ratio of 8.38%
multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one-half year period).

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2005 (UNAUDITED)

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Directors to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier MicroCap Fund (the “Fund”) to which Frontier’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Frontier Funds.  The investment objective of the Frontier MicroCap Fund is to provide long-term capital appreciation on its assets.

2.)

 SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  In the event that the security is listed on more than one exchange, the Fund will use the price on that exchange which it generally considers to be the principal exchange on which the stock is traded. If there are no sales, the security is valued by the Fund at its last reported sale price. An unlisted security for which over-the-counter market quotations are readily available is valued by the Fund at the mean between the last current bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors of the Fund.

FEDERAL INCOME TAXES- It is the policy of the Fund to continue to comply with the requirements of Sub-Chapter M the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code.  Therefore, no provision for Federal income or excise taxes has been made.

DISTRIBUTIONS TO SHAREHOLDERS- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER- The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital. For the six months ended March 31, 2005, $76,862 was reclassified from net investment loss to paid-in-capital.  This reclassification had no effect on net assets.

3.)

RESTRICTED SECURITIES

The investment in 1500 shares of SLS International, Inc. Series B Convertible Preferred Stock (“SLS Preferred”) was purchased on June 30, 2004 as part of a private placement at a cost of $30,000.  During the current period, the SLS Preferred was converted to SLS Common stock, and priced at the market close on NASDQ.

The investment of 30,000 shares of Centroid Consolidated Mines (“Centroid”) common stock was purchased on July 1, 2004. Centroid was merged into eGene, Inc., a company that emerged out of a demerger.  Along with the purchase of 30,000 shares of eGene, Inc., warrants were acquired.  During the current period these warrants were converted to 15,000 share of common stock, so the total number of shares of common stock held by the Fund is 45,000 shares.  eGene Inc is listed on the NASDQ and priced at the market close.

4.)

 INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund had an investment advisory agreement with Freedom Investors Corp. (the “Adviser”). Certain officers and directors of the Fund are also officers and directors of the Adviser.  Under the terms of the investment advisory agreement, the Fund had agreed to pay the Adviser a monthly fee at the annual rate of 1.50% of the Fund’s average daily assets.  Effective February 1, 2004, the investment management agreement with Freedom Investors was involuntarily terminated due to a change in ownership of the Adviser. A shareholder meeting took place on November 23, 2004, and approved a new management agreement with the Adviser.  For the period of October 1, 2004, through March 31, 2005, the Adviser earned and waived its fee totaling $2,541.

Freedom Investors Corp. also serves as principal underwriter and national distributor (the “Distributor”) for the Fund.  As Distributor, Freedom Investors selects brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts. The Distributor received no fees for the six months ended March 31, 2005.

5.)

 EXPENSE WAIVER

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS voluntarily agreed to waive a portion of their fees until the assets of the Fund become greater than two million.  For the six months ended March 31, 2005, MSS waived expenses of $3,000.

6.)

 CAPITAL STOCK

As of March 31, 2005, there were 80,000,000, $.01 par value shares of capital stock authorized, and paid-in capital amounted to $1,369,701.

7.)

 INVESTMENT TRANSACTIONS

During the six months ended March 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $860 and $145,344, respectively.  There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at March 31, 2005, was $689,838.  At March 31, 2005, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
88,628	(323,905)	(235,277)

8.)

 CAPITAL LOSS CARRYFORWARDS

As of March 31, 2005, the Fund has federal income tax capital loss carryforwards of $689,059, of which $109,874 expires in 2005, $4,704 expires in 2006, $488,210 expires in 2009, $51,386 expires in 2010, $500 expires in 2011 and $34,385 expires in 2012. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

 9.)  DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six months ended March 31, 2005.

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$ (21,484)
Undistributed long-term capital gain/(accumulated losses)	(649,968)
Unrealized appreciation/(depreciation)	$(234,753)
$(906,205)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

10.)  CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s auditors upon selection of replacement auditors.

On August 4, 2004, the Board and the Fund’s Audit Committee selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending September 30, 2004 to be effective upon resignation of McCurdy.

Upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Fund’s financial statements for the year ended September 30, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the year stated above and through the term of engagement with McCurdy, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items that (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in a paragraph (a)(1)(iv) of Item 304 Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

THE FRONTIER MICROCAP FUND

ADDITIONAL INFORMATION

MARCH 31, 2005 (UNAUDITED)

Adviser Agreement – When approving the Advisory Agreement, the Disinterested Directors, considered a number of factors, including: (a) the expected nature, quality and scope of the management and investment advisory services and personnel provided to the Fund by the Adviser; (b) the rate of the investment advisory fees payable to the Adviser and a comparison of the fees paid by comparable funds; (c) the compensation (in addition to the investment advisory fees) and other benefits received by the Adviser and its affiliates; (d) the Adviser's costs in providing the services; (e) economies of scale as they relate to the Adviser; (f) possible alternatives to the investment advisory arrangement with the Adviser; (g) the operating expenses of the Fund; and (h) the policies and practices of the Adviser with respect to portfolio transactions for the Fund.  The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the directors of the Fund or by vote of a majority of the Fund's shareholders, on sixty days' written notice to the Adviser, and by the Adviser on the same notice to the Fund, and that it shall be automatically terminated if it is assigned

The shareholders of the Fund approved a new Agreement, as adopted on August 5, 2004, by the Board of Directors, at a special meeting held on November 23, 2004.  The new Agreement and the various factors bearing upon the adoption thereof were thoroughly discussed in proxy materials delivered to all Fund shareholders in preparation for the special meeting.  Further, prior to the special meeting, Joel R. Blumenschein, President of the Advisor, met with the Board of Directors to discuss the proposed new Agreement.  He reviewed with the Directors information regarding his firm and its personnel, noting that there had been no change in the personnel managing the Fund.  He also discussed the performance of the Fund, noting that it had generally performed well in a flat market.  The Directors reviewed the firm’s balance sheet dated September 30, 2004 and income statement for the year ended September 30, 2004.  They also reviewed information comparing the performance and expenses of the Fund to the performance and expenses of other funds with similar objectives.  The Directors discussed the nature and quality of the services provided by the Advisor and, based upon the information provided, it was the Board’s consensus that the fee to be paid to the Advisor pursuant to the new Agreement was reasonable.  The Directors determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the adoption of the proposed new Agreement was in the best interests of the Fund’s shareholders.

Code of Ethics - Information pursuant to the code of ethics that applies to the Fund’s principal executive officers may be found on our website under the Disclosure tabs or upon request, free of charge by calling 800-759-6089.

Controls and Procedures - The principal executive and financial officer reviewed and evaluated the effectiveness the Fund’s disclosure controls and procedures on March 25, 2005.  The controls and procedures were found to be effective for the Fund, and no changes were made.

Portfolio Holdings – The Fund’s policy and procedures for disclosure of portfolio holdings can be found on our website, under the disclosure section.  The policy will also be provided upon request and free of charge by calling 800-759-6098.  A list of our portfolio holdings is available in this report, the annual report and through the SEC website (www.sec.gov.) as filed on form N-Q for the first and third quarters.

ADDITIONAL INFORMATION CONTINUED

MARCH 31, 2005 (UNAUDITED)

Privacy Policy - At Frontier Equity Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.   The protection of investor’s information is a fundamental importance in our operation and we take seriously our responsibility to protect personal information.  The Fund will only disclose personal nonpublic information to third parties as necessary and as permitted by law.  We also restrict access to personal nonpublic information to employees, affiliates, and service providers involved in servicing your account.

The Fund maintains physical, electronic and procedural safe guards to guard nonpublic personal information of our customers.  More information regarding our privacy policy may be obtained on our website.

Proxy Voting - Policies and procedures for proxy voting of the Fund’s holdings may be found on our website, under the disclosure tab.  This information is also available upon request by calling 800-759-6098.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.  Under the “Fund Information” tab, choose Proxy Results and choose the Frontier Fund for the results.

www.frontier-funds.com

Board of Directors

Amy L. Siesennop

Jeffrey S. Ackley

Kenneth W. Coshun

Investment Advisor

Freedom Investors Corp.

130 East Capitol Drive

Hartland, Wisconsin  53029

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio  44141

Custodian

US Bank

Mutual Fund Services

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Auditors

Cohen McCurdy, Ltd.

27955 Clemens Road

Westlake, Ohio  44145

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier MicroCap Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable..

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date June 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date June 3, 2005

* Print the name and title of each signing officer under his or her signature.